RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019
RELATED PARTY TRANSACTIONS
Amounts due from related parties-current	$ 3,642	$ 3,341
Amounts due from related parties-non-current		1,747
Amounts due to related parties-current	$ 4,361	24,375
Amounts due to related parties-non-current		$ 196